Marketable debt securities - Mortgage-backed bonds (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Total financial liabilities	$ 1,299,114	$ 1,259,588
Debt instruments
Financial liabilities
Total financial liabilities	$ 114,457	103,062
Mortgage-backed bonds
Financial liabilities
Financial liabilities		115
Total financial liabilities		115
Mortgage-backed bonds May 25, 2032 - One
Financial liabilities
Financial liabilities		$ 100
Rate (as a percent)		5.00%
Mortgage-backed bonds May 25, 2032 - Two
Financial liabilities
Financial liabilities		$ 15
Rate (as a percent)		6.40%